CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues
Total net revenue	¥ 5,871,781,746	$ 804,430,801	¥ 4,814,884,030	¥ 3,562,950,115
Operating costs and expenses:
Origination and servicing	1,738,139,455	238,124,129	1,544,013,591	1,337,369,916
Borrower acquisitions and marketing	1,582,472,287	216,797,815	1,370,942,033	833,109,421
General and administrative	175,932,509	24,102,656	153,943,169	143,234,358
(Reversal of) provision for contingent guarantee liabilities	241,738,132	33,117,988	67,519,980	(14,000,000)
Provision for accounts receivable and contract assets	35,732,133	4,895,282	12,233,743	21,835,625
Change in fair value of financial guarantee derivative	(1,038,258)	(142,241)	(24,966,242)	(137,654,096)
Fair value adjustments related to Consolidated Trusts	0	0	531,202	6,168,307
Provision for (reversal of) credit losses on deposits to institutional cooperators	3,222,273	441,450	(673,558)	1,295,879
(Reversal of) provision for credit losses for other financial assets	155,379	21,286	86,019	(764,600)
Total operating expenses	3,998,012,333	547,725,444	3,352,766,979	2,349,170,513
Income from operations	1,873,769,413	256,705,357	1,462,117,051	1,213,779,602
Interest income (expenses), net (including RMB412,341, nil and nil from related parties for the year ended December 31, 2022, 2023 and 2024, respectively)	(559,693)	(76,678)	(20,364,821)	3,756,232
Foreign exchange loss	(9,533,320)	(1,306,059)	(4,023,039)	(19,962,949)
(Loss) income from financial investments	17,133,677	2,347,304	6,497,518	(9,525,822)
Impairment losses on financial investments	0	0	0	(8,874,750)
Other income, net	13,520,019	1,852,235	24,351,280	40,723,863
Income before income taxes	1,894,330,096	259,522,159	1,468,577,989	1,219,896,176
Income tax expense	(405,701,714)	(55,580,907)	(261,130,503)	(396,074,046)
(Loss) gain from equity in affiliates, net of tax	10,159,031	1,391,782	(1,930,792)	(42,251,538)
Gain (loss) from financial investments at equity method, net of tax	41,118,352	5,633,191	(18,722,720)	30,425,847
Net income	1,539,905,765	210,966,225	1,186,793,974	811,996,439
Less: net income attributable to non-controlling interests	0	0	0	0
Net income attributable to X Financial	1,539,905,765	210,966,225	1,186,793,974	811,996,439
Other comprehensive income, net of tax :
Gain (loss) from equity in affiliates	(313,815)	(42,992)	(6,852)	204,444
Income from financial investments	292,799	40,113	474,792	0
Foreign currency translation adjustments	11,596,395	1,588,699	5,410,120	57,084,593
Comprehensive income	1,551,481,144	212,552,045	1,192,672,034	869,285,476
Less: comprehensive income attributable to non-controlling interests	0	0	0	0
Comprehensive income attributable to X Financial	¥ 1,551,481,144	$ 212,552,045	¥ 1,192,672,034	¥ 869,285,476
Net income per share-basic (in dollars per share) | (per share)	¥ 5.33	$ 0.73	¥ 4.12	¥ 2.57
Weighted average number of ordinary shares outstanding-basic (in shares) | shares	288,828,371	288,828,371	288,115,969	316,444,826
Net income per share-diluted (in dollars per share) | (per share)	¥ 5.25	$ 0.72	¥ 4.08	¥ 2.52
Weighted average number of ordinary shares outstanding-diluted (in shares) | shares	293,354,671	293,354,671	290,833,214	322,403,387
Xiaoying Housing Loan
Net revenues
Total net revenue			¥ 1,601,289
Operating costs and expenses:
Reversal of provision for loan receivable from Xiaoying Housing Loans	¥ (4,156,904)	$ (569,494)	(4,213,234)	¥ (6,066,176)
Xiaoying Credit Loans And Revolving Loans
Operating costs and expenses:
Provision for loans receivable from Xiaoying Credit Loans and other loans	225,815,327	30,936,573	233,350,276	164,641,879
Loan facilitation service
Net revenues
Total net revenue	3,102,344,942	425,019,514	2,740,974,233	2,044,343,554
Loan facilitation service | Xiaoying Housing Loan
Net revenues
Total net revenue			0
Post-origination service
Net revenues
Total net revenue	759,538,640	104,056,367	596,581,987	372,450,606
Post-origination service | Xiaoying Housing Loan
Net revenues
Total net revenue			0
Financing income
Net revenues
Total net revenue	1,372,004,085	187,963,789	1,137,336,454	966,277,466
Financing income | Xiaoying Housing Loan
Net revenues
Total net revenue			0
Guarantee income
Net revenues
Total net revenue	201,715,792	27,634,950	24,496,658	0
Other revenue
Net revenues
Total net revenue	¥ 436,178,287	$ 59,756,181	315,494,698	¥ 179,878,489
Other revenue | Xiaoying Housing Loan
Net revenues
Total net revenue			¥ 1,601,289